Cover	Jul. 01, 2024
Document Information [Line Items]
Document Type	POS EX
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BLUE OWL CREDIT INCOME CORP.
Entity Central Index Key	0001812554
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false